Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	£ 269,213
Financial assets, ending balance	306,141	£ 269,213
ECL income statement change for the period	2	(6)	[1]	£ 5	[1]
– assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	107
Financial assets, ending balance	101	107
Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3,248
Financial assets, ending balance	8,861	3,248
Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3,248
Financial assets, ending balance	8,861	3,248
Debt instruments measured at FVOCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,218
Financial assets, ending balance	8,138	2,218
IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	23,072
Financial assets, ending balance	21,732	23,072
IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	31,426
Financial assets, ending balance	38,573	31,426
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	53,949
Financial assets, ending balance	73,494	53,949
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	31,426
Financial assets, ending balance	38,573	31,426
Stage 1 | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Others	1,640	(4,000)
Stage 1 | Non credit – impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Others	1,170
Stage 1 | Non credit – impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Others	470
Stage 1 | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	30,968
Financial assets, ending balance	38,427	30,968
Lifetime expected credit losses | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	458
Financial assets, ending balance	146	458
Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Gross carrying/nominal amount | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	107
Financial assets, ending balance	101	107
Gross carrying/nominal amount | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	492,468
Financial assets, ending balance	492,696	492,468
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	188,969	199,864
Net new and further lending/repayments	2,301	(2,060)
Assets written off	(248)	(165)
Credit related modifications that resulted in derecognition	(94)	(1)
Foreign exchange	(2,678)	6,596
Others	7,986	15,265
Financial assets, ending balance	180,264	188,969		199,864
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | – assets held for sale
Increase (decrease) in financial assets [abstract]
Others		21,000
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	188,969
Financial assets, ending balance		188,969
Gross carrying/nominal amount | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	29,248
Financial assets, ending balance	37,427	29,248
Gross carrying/nominal amount | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	90,869
Net new and further lending/repayments	1,936
Assets written off	(248)
Credit related modifications that resulted in derecognition	(94)
Foreign exchange	(1,460)
Others	52
Financial assets, ending balance	90,951	90,869
Gross carrying/nominal amount | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	98,100
Transfers of financial instruments	0
Net new and further lending/repayments	365
Foreign exchange	(1,218)
Others	7,934
Financial assets, ending balance	89,313	98,100
Gross carrying/nominal amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	360,684
Financial assets, ending balance	364,679	360,684
Gross carrying/nominal amount | IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	23,205
Financial assets, ending balance	21,796	23,205
Gross carrying/nominal amount | IFRS 9 | Financial assets at amortised cost | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	23,205
Financial assets, ending balance	21,796	23,205
Gross carrying/nominal amount | IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	31,450
Financial assets, ending balance	38,596	31,450
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	492,468
Financial assets, ending balance		492,468
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	269,815
Financial assets, ending balance	273,728	269,815
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements-non trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	33,684
Financial assets, ending balance	38,704	33,684
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	53,949
Financial assets, ending balance	73,494	53,949
Gross carrying/nominal amount | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	31,450
Financial assets, ending balance	38,596	31,450
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	469,885
Financial assets, ending balance	473,489	469,885
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	168,371	179,612
Transfers of financial instruments	690	(14,449)
– transfers from stage 1 to stage 2	(14,106)	(25,027)
– transfers from stage 2 to stage 1	15,023	10,847
– transfers to stage 3	(247)	(340)
– transfers from stage 3	20	71
Net new and further lending/repayments	4,626	9,912
Foreign exchange	(2,398)	5,764
Others	9,061	12,468
Financial assets, ending balance	162,228	168,371		179,612
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	80,347
Transfers of financial instruments	(98)
– transfers from stage 1 to stage 2	(7,192)
– transfers from stage 2 to stage 1	7,301
– transfers to stage 3	(226)
– transfers from stage 3	19
Net new and further lending/repayments	3,230
Foreign exchange	(1,264)
Others	1,603
Financial assets, ending balance	80,612	80,347
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	88,024
Transfers of financial instruments	788
– transfers from stage 1 to stage 2	(6,914)
– transfers from stage 2 to stage 1	7,722
– transfers to stage 3	(21)
– transfers from stage 3	1
Net new and further lending/repayments	1,396
Foreign exchange	(1,134)
Others	7,458
Financial assets, ending balance	81,616	88,024
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	30,978
Financial assets, ending balance	38,436	30,978
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	19,721
Financial assets, ending balance	16,434	19,721
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	18,059	17,471
Transfers of financial instruments	(1,336)	13,625
– transfers from stage 1 to stage 2	14,106	25,027
– transfers from stage 2 to stage 1	(15,023)	(10,847)
– transfers to stage 3	(551)	(600)
– transfers from stage 3	132	45
Net new and further lending/repayments	(1,916)	(11,270)
Foreign exchange	(231)	744
Others	(869)	2,511
Financial assets, ending balance	15,445	18,059		17,471
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	8,230
Transfers of financial instruments	(500)
– transfers from stage 1 to stage 2	7,192
– transfers from stage 2 to stage 1	(7,301)
– transfers to stage 3	(465)
– transfers from stage 3	74
Net new and further lending/repayments	(923)
Foreign exchange	(148)
Others	(1,338)
Financial assets, ending balance	7,997	8,230
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	9,829
Transfers of financial instruments	(836)
– transfers from stage 1 to stage 2	6,914
– transfers from stage 2 to stage 1	(7,722)
– transfers to stage 3	(86)
– transfers from stage 3	58
Net new and further lending/repayments	(993)
Foreign exchange	(83)
Others	469
Financial assets, ending balance	7,448	9,829
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	472
Financial assets, ending balance	160	472
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,859
Financial assets, ending balance	2,738	2,859
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,536	2,779
Transfers of financial instruments	646	824
– transfers to stage 3	798	940
– transfers from stage 3	(152)	(116)
Net new and further lending/repayments	(442)	(703)
Assets written off	(248)	(165)
Credit related modifications that resulted in derecognition	(94)	(1)
Foreign exchange	(49)	88
Others	(207)	286
Financial assets, ending balance	2,556	2,536		2,779
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,289
Transfers of financial instruments	598
– transfers to stage 3	691
– transfers from stage 3	(93)
Net new and further lending/repayments	(401)
Assets written off	(248)
Credit related modifications that resulted in derecognition	(94)
Foreign exchange	(48)
Others	(214)
Financial assets, ending balance	2,310	2,289
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	247
Transfers of financial instruments	48
– transfers to stage 3	107
– transfers from stage 3	(59)
Net new and further lending/repayments	(41)
Foreign exchange	(1)
Others	7
Financial assets, ending balance	246	247
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3
Financial assets, ending balance	35	3
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3	2
Net new and further lending/repayments	33	1
Others	1
Financial assets, ending balance	35	3		2
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3
Net new and further lending/repayments	30
Others	1
Financial assets, ending balance	32	3
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Net new and further lending/repayments	3
Financial assets, ending balance	3	0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	169	222
Allowance for ECL | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,370)
Financial assets, ending balance	(1,217)	(1,370)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,394)
Financial assets, ending balance	(1,240)	(1,394)
Total ECL income statement change for the period	164	218
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,233)	(1,231)
Net remeasurement of ECL arising from transfer of stage	22	(5)
Net new and further lending/repayments	146	126
Changes to risk parameters – credit quality	(340)	(385)
Changes to model used for ECL calculation	15	14
Assets written off	246	165
Credit related modifications that resulted in derecognition	75	1
Foreign exchange	21	(48)
Others	99	(130)
Financial assets, ending balance	(1,147)	(1,233)		(1,231)
ECL income statement change for the period	(157)	(250)
Recoveries	5	2
Others	(12)	28
Total ECL income statement change for the period	(164)	(220)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | – assets held for sale
Increase (decrease) in financial assets [abstract]
Others		(131)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,233)
Financial assets, ending balance		(1,233)
Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(24)
Financial assets, ending balance	(23)	(24)
Total ECL income statement change for the period	2	(5)
Allowance for ECL | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,143)
Transfers of financial instruments	0
– transfers from stage 3	0
Net remeasurement of ECL arising from transfer of stage	14
Net new and further lending/repayments	100
Changes to risk parameters – credit quality	(304)
Changes to model used for ECL calculation	6
Assets written off	246
Credit related modifications that resulted in derecognition	75
Foreign exchange	19
Others	102
Financial assets, ending balance	(1,089)	(1,143)
ECL income statement change for the period	(184)
Recoveries	5
Others	(20)
Total ECL income statement change for the period	(199)
Allowance for ECL | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(90)
Transfers of financial instruments	0
Net remeasurement of ECL arising from transfer of stage	8
Net new and further lending/repayments	46
Changes to risk parameters – credit quality	(36)
Changes to model used for ECL calculation	9
Financial assets, ending balance	(58)	(90)
ECL income statement change for the period	27
Recoveries	0
Others	8
Total ECL income statement change for the period	35
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,283)
Financial assets, ending balance	(1,159)	(1,283)
Allowance for ECL | IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(133)
Financial assets, ending balance	(64)	(133)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(133)
Financial assets, ending balance	(64)	(133)
Allowance for ECL | IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(24)
Financial assets, ending balance	(23)	(24)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,370)
Financial assets, ending balance		(1,370)
Total ECL income statement change for the period	171	217
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(137)
Financial assets, ending balance	(70)	(137)
Total ECL income statement change for the period	0	(3)
Allowance for ECL | IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees not considered for IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(7)	6
Allowance for ECL | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(24)
Financial assets, ending balance	(23)	(24)
Allowance for ECL | Stage 1 | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(85)
Financial assets, ending balance	(96)	(85)
Allowance for ECL | Stage 1 | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(71)	(118)
Transfers of financial instruments	(56)	(26)
– transfers from stage 1 to stage 2	11	15
– transfers from stage 2 to stage 1	(66)	(42)
– transfers to stage 3	0	2
– transfers from stage 3	(1)	(1)
Net remeasurement of ECL arising from transfer of stage	48	29
Net new and further lending/repayments	(1)	7
Changes to risk parameters – credit quality	(1)	32
Changes to model used for ECL calculation	(3)	4
Foreign exchange	2	(3)
Others	9	(4)
Financial assets, ending balance	(91)	(71)		(118)
ECL income statement change for the period	43	72
Allowance for ECL | Stage 1 | Non credit – impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(55)
Transfers of financial instruments	(42)
– transfers from stage 1 to stage 2	10
– transfers from stage 2 to stage 1	(51)
– transfers from stage 3	(1)
Net remeasurement of ECL arising from transfer of stage	36
Net new and further lending/repayments	(9)
Changes to risk parameters – credit quality	1
Changes to model used for ECL calculation	2
Foreign exchange	1
Others	10
Financial assets, ending balance	(76)	(55)
ECL income statement change for the period	30
Allowance for ECL | Stage 1 | Non credit – impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(16)
Transfers of financial instruments	(14)
– transfers from stage 1 to stage 2	1
– transfers from stage 2 to stage 1	(15)
Net remeasurement of ECL arising from transfer of stage	12
Net new and further lending/repayments	8
Changes to risk parameters – credit quality	(2)
Changes to model used for ECL calculation	(5)
Financial assets, ending balance	(15)	(16)
ECL income statement change for the period	13
Allowance for ECL | Stage 1 | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10)
Financial assets, ending balance	(9)	(10)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(217)
Financial assets, ending balance	(155)	(217)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(200)	(188)
Transfers of financial instruments	89	59
– transfers from stage 1 to stage 2	(11)	(15)
– transfers from stage 2 to stage 1	66	42
– transfers to stage 3	39	35
– transfers from stage 3	(5)	(3)
Net remeasurement of ECL arising from transfer of stage	(26)	(24)
Net new and further lending/repayments	22	29
Changes to risk parameters – credit quality	(28)	(101)
Changes to model used for ECL calculation	18	10
Foreign exchange	2	(11)
Others	24	(26)
Financial assets, ending balance	(147)	(200)		(188)
ECL income statement change for the period	(14)	(86)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(166)
Transfers of financial instruments	78
– transfers from stage 1 to stage 2	(10)
– transfers from stage 2 to stage 1	51
– transfers to stage 3	39
– transfers from stage 3	(2)
Net remeasurement of ECL arising from transfer of stage	(22)
Net new and further lending/repayments	15
Changes to risk parameters – credit quality	(10)
Changes to model used for ECL calculation	4
Foreign exchange	1
Others	25
Financial assets, ending balance	(125)	(166)
ECL income statement change for the period	(13)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(34)
Transfers of financial instruments	11
– transfers from stage 1 to stage 2	(1)
– transfers from stage 2 to stage 1	15
– transfers from stage 3	(3)
Net remeasurement of ECL arising from transfer of stage	(4)
Net new and further lending/repayments	7
Changes to risk parameters – credit quality	(18)
Changes to model used for ECL calculation	14
Financial assets, ending balance	(22)	(34)
ECL income statement change for the period	(1)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(14)
Financial assets, ending balance	(14)	(14)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,068)
Financial assets, ending balance	(960)	(1,068)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(962)	(923)
Transfers of financial instruments	(33)	(33)
– transfers to stage 3	(39)	(37)
– transfers from stage 3	6	4
Net remeasurement of ECL arising from transfer of stage		(10)
Net new and further lending/repayments	125	90
Changes to risk parameters – credit quality	(305)	(318)
Assets written off	246	165
Credit related modifications that resulted in derecognition	75	1
Foreign exchange	17	(34)
Others	66	(100)
Financial assets, ending balance	(903)	(962)		(923)
ECL income statement change for the period	(180)	(238)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(922)
Transfers of financial instruments	(36)
– transfers to stage 3	(39)
– transfers from stage 3	3
Net new and further lending/repayments	94
Changes to risk parameters – credit quality	(289)
Assets written off	246
Credit related modifications that resulted in derecognition	75
Foreign exchange	17
Others	67
Financial assets, ending balance	(882)	(922)
ECL income statement change for the period	(195)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(40)
Transfers of financial instruments	3
– transfers from stage 3	3
Net new and further lending/repayments	31
Changes to risk parameters – credit quality	(16)
Financial assets, ending balance	(21)	(40)
ECL income statement change for the period	15
Allowance for ECL | Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(6)	0
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	(2)
Changes to risk parameters – credit quality	(6)	2
Financial assets, ending balance	(6)	0		£ (2)
ECL income statement change for the period	(6)	2
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Changes to risk parameters – credit quality	(6)
Financial assets, ending balance	(6)	0
ECL income statement change for the period	(6)
Allowance for ECL | Lifetime expected credit losses | POCI | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance		0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	£ 0	£ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.